Derivative financial instruments (Details - Derivative financial instruments, amortized cost, fair value and maturity) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Fair value, assets	R$ 12,079,088	R$ 5,633,882	R$ 1,155,094
Undiscounted derivative financial instrument, assets	86,948	27,513
Fair value, liabilities	66,545	56,758	20,941
Undiscounted derivative financial instrument, liabilities	66,545	56,758	20,941
Amortized cost, assets (liabilities)	153,581
Fair value adjustment, assets (liabilities)	(88)
Fair value, assets (liabilities)	153,493
Undiscounted derivative financial instrument, assets (liabilities)	20,403	(29,245)	(20,941)
Up to 3 months
Disclosure of detailed information about financial instruments [line items]
Undiscounted derivative financial instrument, assets (liabilities)	86,948
From 3 to 12 months
Disclosure of detailed information about financial instruments [line items]
Undiscounted derivative financial instrument, assets (liabilities)	(29,452)
1 year to 3 years
Disclosure of detailed information about financial instruments [line items]
Undiscounted derivative financial instrument, assets (liabilities)	(25,567)
From 3 to 5 years
Disclosure of detailed information about financial instruments [line items]
Undiscounted derivative financial instrument, assets (liabilities)	(11,526)
Payable adjustment, swap
Disclosure of detailed information about financial instruments [line items]
Amortized cost, liabilities	66,545
Fair value, liabilities	66,545
Undiscounted derivative financial instrument, liabilities	(66,545)	(56,758)	R$ (20,941)
Payable adjustment, swap | From 3 to 12 months
Disclosure of detailed information about financial instruments [line items]
Undiscounted derivative financial instrument, liabilities	(29,452)
Payable adjustment, swap | 1 year to 3 years
Disclosure of detailed information about financial instruments [line items]
Undiscounted derivative financial instrument, liabilities	(25,567)
Payable adjustment, swap | From 3 to 5 years
Disclosure of detailed information about financial instruments [line items]
Undiscounted derivative financial instrument, liabilities	(11,526)
Forward contract - assets
Disclosure of detailed information about financial instruments [line items]
Amortized cost, assets	87,036
Fair value adjustment, assets	(88)
Fair value, assets	86,948
Undiscounted derivative financial instrument, assets	86,948	R$ 27,513
Forward contract - assets | Up to 3 months
Disclosure of detailed information about financial instruments [line items]
Undiscounted derivative financial instrument, assets	R$ 86,948